Shareholders' Deficiency (Details) - USD ($)			1 Months Ended																				3 Months Ended	9 Months Ended		12 Months Ended
		Mar. 22, 2016	Aug. 29, 2016	May 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Jul. 31, 2015	Jul. 29, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Aug. 31, 2014	Jul. 31, 2014	May 31, 2014	Apr. 30, 2014	Mar. 31, 2014	Jan. 31, 2014	Nov. 30, 2013	Sep. 30, 2016	Sep. 30, 2016		Dec. 31, 2015		Dec. 31, 2014
Shareholders' Equity (Textual)
Preferred stock, shares authorized					350,000																		350,000	350,000		350,000		350,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Issuance of common stock pursuant to Lincoln Park Equity line																								$ 1,639,110		$ 1,339,177		$ 470,475
Issuance of common stock										$ 10,000,000														$ 3,000,000
Weighted average price of common stock percentage										80.00%
Maximum investment amount on shares										$ 3,000,000
Investment ownership percentage										9.99%
Promissory note principal amount, percentage										3.00%
Equity Line Purchase										$ 500,000																2,500,000
Issuance cost										$ (453,162)																453,162
Commitment fee										3.00%
Common stock issued in unit offering																												$ 1,937,894
Common stock purchase agreement, Description																								The Company entered into a common stock purchase agreement with Lincoln Park. The Lincoln Park equity facility allows the Company to require Lincoln Park to purchase up to 10,000 shares ("Regular Purchase") of the Company's common stock every two business days, up to an aggregate of $12.0 million over approximately a 36-month period with such amounts increasing as the quoted stock price increases. The Regular Purchase may be increased up to 15,000 shares of common stock if the closing price of the common shares is not below $10.00, up to 20,000 shares of common stock if the closing price of the common shares is not below $15.00 and up to 25,000 shares of common stock if the closing price of the common shares is not below $20.00. The purchase price for the Regular Purchase shall be equal to the lesser of (i) the lowest sale price of the common shares during the purchase date, or (ii) the average of the three lowest closing sale prices of the common shares during the twelve business days prior to the purchase date. Each Regular Purchase shall not exceed $750,000. Furthermore, for each purchase by Lincoln Park, additional commitment shares in commensurate amounts up to a total of 50,000 shares will be issued based upon the relative proportion of the aggregate amount of $12.0 million. In addition to the Regular Purchase and provided that the closing price of the common shares is not below $7.50 on the purchase date, the Company in its sole discretion may direct Lincoln Park on each purchase date to purchase on the next stock trading day (Accelerated Purchase Date") additional shares of Company stock up to the lesser of (i) three times the number of shares purchased following a Regular Purchase or (ii) 30% of the trading volume of shares traded on the Accelerated Purchase Date at a price equal to the lesser of the closing sale price on the Accelerated Purchase Date or 95% of the Accelerated Purchase Date's volume weighted average price.
Number of shares issued as commitment																								10,000
Value of shares granted																								$ 81,000
Equity Line Facilities [Member]
Shareholders' Equity (Textual)
Issuance of common stock										$ 10,000,000																$ 2,000,000
Issuance of common stock, shares																										393,624
Maturity date										Apr. 15, 2016
Equity line purchase agreements, Description																								Company issued to each of the Investors a promissory note having a principal amount equal to 3% of the total amount committed by such Investor.
Warrant [Member]
Shareholders' Equity (Textual)
Issuance of common stock from exercise of stock options, shares																										174,643		58,608
Common stock issued in unit offering, shares																												116,932
Kodiak Capital [Member]
Shareholders' Equity (Textual)
Common stock right to sell in future period										$ 5,000,000														$ 5,000,000
Kingsbrook [Member]
Shareholders' Equity (Textual)
Common stock right to sell in future period										4,000,000														4,000,000
River North [Member]
Shareholders' Equity (Textual)
Issuance of common stock										10,000,000
Common stock right to sell in future period										$ 1,000,000														1,000,000
Lincoln Park Capital Fund, LLC (''Lincoln Park'') [Member]
Shareholders' Equity (Textual)
Issuance of common stock pursuant to Lincoln Park Equity line																						$ 10,600,000
Common stock right to sell in future period		$ 12,000,000
Issuance of common stock pursuant to Equity Line Purchase Agreement, Shares		10,000
Closing price of common shares																						$ 25.00
Common stock purchase agreement, Description																						In November 2013, the Company entered into a common stock purchase agreement with Lincoln Park Capital Fund, LLC ("Lincoln Park"). The Lincoln Park equity facility allows the Company to require Lincoln Park to purchase up to 7,500 shares ("Regular Purchase") of the Company's common stock every two business days, up to an aggregate of $10.6 million over approximately a 36-month period depending on certain conditions, including the quoted market price of the Company's common stock on such date. The purchase price for the Regular Purchase shall be equal to the lesser of (i) the lowest sale price of the common shares during the purchase date, or (ii) the average of the three lowest closing sale prices of common shares during the twelve business days prior to the purchase date.
Number of shares issued as commitment																						10,000
Maximum Additional Commitment Shares Upon Relative Proportion Of Purchases Compared																						12,207
Proceed from common stock agreement gross																						$ 10,000,000
Description of purchase agreement																						In addition to the Regular Purchase and provided that the closing price of the common shares is not below $15.00 on the purchase date, the Company in its sole discretion may direct Lincoln Park on each purchase date to purchase on the next stock trading day (''Accelerate Purchase Date'') additional shares of Company stock up to the lesser of (i) two times the number of shares purchased following a Regular Purchase or (ii) 30% of the trading volume of shares traded on the Accelerated Purchase Date as a price equal to the lesser of the closing sale price on the Accelerated Purchase Date or 95% of the Accelerated Purchase Date's volume weighted average price.
Common Stock [Member]
Shareholders' Equity (Textual)
Issuance of common stock pursuant to Lincoln Park Equity line	[1]																							$ 267		$ 84		$ 23
Issuance of common stock pursuant to Lincoln Park Equity line, Shares						7,589	15,184				38,425	7,636		15,301			7,690		7,691	7,694				266,830	[1]	84,135	[1]	23,075	[1]
Issuance of common stock	[1]																							$ 353
Issuance of common stock, shares																6,512								352,942	[1]
Share price			$ 6.40	$ 7.30
Common stock issued for vendor services			2,500	5,000																				7,500	[1]	16,628	[1]	12,100	[1]
Issuance of common stock from exercise of stock options, shares	[1]																									3,312		3,667
Issuance of common stock pursuant to Equity Line Purchase Agreement, Shares					393,623			60,954																		454,577	[1]
Equity Line Purchase	[1]																									$ 455
Issuance cost
Issuance of common stock from cashless exercise of warrants,shares								2,500					812			336,081												14,300	[1]
Issuance of common stock upon exercise of vested stock options																	750	2,917
Issuance of common stock to collaboration partner, Shares																		4,306										4,307	[1]
Common stock issued in unit offering	[1]																											$ 189
Common stock issued in unit offering, shares	[1]																											188,653
Number of common stock shares sold																										82,500		22,500
Number of commitment shares issued																										1,635		575
Net proceeds from common stock sold																										$ 1,339,177		$ 470,475
Common stock issued in connection with Hy BioPharma acquisition of in-process research and development, shares	[1]																											184,911
Common Stock [Member] | Equity Line Facilities [Member]
Shareholders' Equity (Textual)
Equity Line Purchase																										$ 500,000
Common Stock [Member] | Warrant [Member]
Shareholders' Equity (Textual)
Issuance of common stock, shares																					7,788
Issuance of common stock from cashless exercise of warrants,shares									714		19,871		35,679	48,200	70,179						25,000
Common Stock [Member] | Lincoln Park Capital Fund, LLC (''Lincoln Park'') [Member]
Shareholders' Equity (Textual)
Issuance of common stock pursuant to Lincoln Park Equity line																							$ 676,510
Issuance of common stock pursuant to Lincoln Park Equity line, Shares																							110,000
Issuance of common stock																							$ 17,377
Issuance of common stock, shares																							2,819

[1]	Adjusted to reflect the reverse stock split of one-for-ten effective October 7, 2016.